UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

FORM N-Q

JULY 31, 2012

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 3.1%
Allison Transmission Holdings Inc.	250,000	$4,702,500
Autoliv Inc.	145,000	8,202,650
Gentex Corp.	520,000	8,325,200

Total Auto Components		21,230,350

Hotels, Restaurants & Leisure - 1.2%
Bwin.Party Digital Entertainment PLC	4,959,300	7,993,152

Household Durables - 3.8%
Lennar Corp., Class A Shares	425,000	12,414,250
Stanley Black & Decker Inc.	200,000	13,378,000

Total Household Durables		25,792,250

Internet & Catalog Retail - 2.7%
Expedia Inc.	200,000	11,398,000
TripAdvisor Inc.	200,000	7,482,000	*

Total Internet & Catalog Retail		18,880,000

Media - 1.6%
Scripps Networks Interactive, Class A Shares	210,000	11,308,500

Multiline Retail - 1.1%
Big Lots Inc.	180,000	7,291,800	*

Specialty Retail - 1.6%
Advance Auto Parts Inc.	160,000	11,224,000

TOTAL CONSUMER DISCRETIONARY		103,720,052

CONSUMER STAPLES - 5.4%
Beverages - 2.0%
Dr. Pepper Snapple Group Inc.	300,000	13,674,000

Food Products - 1.0%
TreeHouse Foods Inc.	120,000	6,718,800	*

Household Products - 2.4%
Energizer Holdings Inc.	215,000	16,720,550	*

TOTAL CONSUMER STAPLES		37,113,350

ENERGY - 4.6%
Oil, Gas & Consumable Fuels - 4.6%
CONSOL Energy Inc.	396,800	11,499,264
QEP Resources Inc.	390,000	11,711,700
Whiting Petroleum Corp.	198,400	8,015,360	*

TOTAL ENERGY		31,226,324

FINANCIALS - 23.5%
Capital Markets - 4.2%
Fortress Investment Group LLC, Class A Shares	3,620,000	13,683,600
TD Ameritrade Holding Corp.	950,000	15,124,000

Total Capital Markets		28,807,600

Commercial Banks - 7.0%
Fifth Third Bancorp	1,300,000	17,966,000
First Interstate BancSystem Inc., Class A Shares	900,000	12,969,000	(a)
First Southern Bancorp Inc., Class B Shares, Series C Cnv Pfd	263,250	2,824,673	*(b)(c)
Synovus Financial Corp.	7,600,000	14,440,000

Total Commercial Banks		48,199,673

Consumer Finance - 0.4%
Green Dot Corp., Class A Shares	250,000	2,610,000	*

Diversified Financial Services - 2.4%
KKR Financial Holdings LLC	1,800,000	16,416,000

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Insurance - 7.4%
Assured Guaranty Ltd.	1,000,000	$11,980,000
Genworth Financial Inc., Class A Shares	2,000,000	10,080,000	*
Hartford Financial Services Group Inc.	720,000	11,844,000
Syncora Holdings Ltd.	4,167,841	1,000,282	*(a)
XL Group PLC	750,000	15,487,500

Total Insurance		50,391,782

Real Estate Investment Trusts (REITs) - 2.1%
Hatteras Financial Corp.	500,000	14,625,000

TOTAL FINANCIALS		161,050,055

HEALTH CARE - 8.8%
Biotechnology - 1.3%
Myriad Genetics Inc.	350,000	8,697,500	*

Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp.	2,300,000	11,891,000	*

Health Care Providers & Services - 3.0%
IPC The Hospitalist Co.	75,000	3,225,000	*
Laboratory Corporation of America Holdings	90,000	7,568,100	*
WellPoint Inc.	180,000	9,592,200

Total Health Care Providers & Services		20,385,300

Pharmaceuticals - 2.8%
BG Medicine Inc.	1,716,656	11,467,262	*(a)
Nektar Therapeutics	900,000	7,668,000	*

Total Pharmaceuticals		19,135,262

TOTAL HEALTH CARE		60,109,062

INDUSTRIALS - 15.6%
Airlines - 2.0%
United Continental Holdings Inc.	725,000	13,695,250	*

Building Products - 3.6%
Masco Corp.	1,100,000	13,233,000
Owens Corning Inc.	430,000	11,549,800	*

Total Building Products		24,782,800

Electrical Equipment - 3.0%
Babcock & Wilcox Co.	446,400	11,204,640	*
Polypore International Inc.	260,000	9,661,600	*

Total Electrical Equipment		20,866,240

Machinery - 2.7%
Eaton Corp.	210,000	9,206,400
Gardner Denver Inc.	160,000	9,116,800

Total Machinery		18,323,200

Professional Services - 1.1%
Acacia Research Corp.	275,000	7,785,250	*

Road & Rail - 1.6%
Old Dominion Freight Line Inc.	250,000	10,600,000	*

Trading Companies & Distributors - 1.6%
Aircastle Ltd.	900,000	10,647,000

TOTAL INDUSTRIALS		106,699,740

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 1.1%
F5 Networks Inc.	80,000	7,470,400	*

Internet Software & Services - 5.4%
Active Network Inc.	347,200	4,926,768	*
eBay Inc.	460,000	20,378,000	*
Rackspace Hosting Inc.	260,000	11,408,800	*

Total Internet Software & Services		36,713,568

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
IT Services - 1.5%
FleetCor Technologies Inc.	285,660	$10,546,567	*

Semiconductors & Semiconductor Equipment - 5.7%
Integrated Device Technology Inc.	2,800,000	14,112,000	*
Marvell Technology Group Ltd.	1,350,000	15,201,000
Micron Technology Inc.	1,600,000	9,936,000	*

Total Semiconductors & Semiconductor Equipment		39,249,000

Software - 7.6%
Adobe Systems Inc.	500,000	15,440,000	*
Amdocs Ltd.	360,000	10,710,000	*
MICROS Systems Inc.	210,000	10,025,400	*
Red Hat Inc.	270,000	14,488,200	*
ServiceNow Inc.	50,350	1,359,450	*

Total Software		52,023,050

TOTAL INFORMATION TECHNOLOGY		146,002,585

MATERIALS - 1.1%
Metals & Mining - 1.1%
Compass Minerals International Inc.	100,000	7,234,000

UTILITIES - 2.0%
Independent Power Producers & Energy Traders - 2.0%
Calpine Corp.	820,000	14,013,800	*

TOTAL COMMON STOCKS (Cost - $598,416,755)		667,168,968

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.3%
Commercial Banks - 0.3%
First Southern Bancorp Inc.	450	1,831,374	*(b)(c)

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Super Dimension Ltd., Escrow Receipt	490,216	1,257,404	*(b)(c)(d)

TOTAL PREFERRED STOCKS (Cost - $450,000)		3,088,778

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $598,866,755)		670,257,746

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.5%
Repurchase Agreements - 1.5%
Interest in $700,000,000 joint tri-party repurchase agreement dated 7/31/12 with RBS Securities Inc.; Proceeds at maturity - $10,604,050; (Fully collateralized by various U.S. government obligations, 2.000% to 2.625% due 8/15/20 to 11/15/21; Market value - $10,816,121) (Cost - $10,604,000)	0.170%	8/1/12	$10,604,000	10,604,000

TOTAL INVESTMENTS - 99.4% (Cost - $609,470,755#)				680,861,746
Other Assets in Excess of Liabilities - 0.6%				3,813,362

TOTAL NET ASSETS - 100.0%				$684,675,108

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At July 31, 2012, the total market value of Affiliated Companies was $25,436,544, and the cost was $38,618,406.

(b)	Illiquid security.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Restricted Security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Special Investment Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. On February 29, 2012, the Fund was reorganized as a new series of the Trust. Prior to February 29, 2012, the Fund was organized as a series of Legg Mason Capital Management Special Investment Trust, Inc., a Maryland Corporation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$158,225,382	—	$2,824,673	$161,050,055
Other common stock	506,118,913	—	—	506,118,913
Preferred stock	—	—	3,088,778	3,088,778

Total long-term investments	$664,344,295	—	$5,913,451	$670,257,746

Short-term investments†	—	$10,604,000	—	10,604,000

Total investments	$664,344,295	$10,604,000	$5,913,451	$680,861,746

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2012, securities valued at $7,993,152 were transferred from Level 2 to Level 1 within the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	PREFERRED STOCKS	WARRANTS		TOTAL
Balance as of October 31, 2011	$3,877,672	$5,198,106	$0	*	$9,075,778
Accrued premiums/discounts	—	—	—		—
Realized gain (loss)(1)	—	4,797,951	122,474		4,920,425
Change in unrealized appreciation (depreciation)(2)	(1,052,999)	8,294,937	—		7,241,938
Purchases	—	—	—		—
Sales	—	(15,202,216)	(122,474)		(15,324,690)
Transfers into Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—

Balance as of July 31, 2012	$2,824,673	$3,088,778	—		$5,913,451

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2012(2)	$(1,052,999)	$2,774,633	—		$1,721,634

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

(1)	This amount is included in net realized gain (loss) from investment transactions.

Notes to Schedule of Investments (unaudited) (continued)

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$141,364,899
Gross unrealized depreciation	(69,973,908)

Net unrealized appreciation	$71,390,991

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Notes to Schedule of Investments (unaudited) (continued)

Security	Number of Units/Shares/ Interest	Acquisition Date	Cost	Fair Value at 7/31/12	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
Super Dimension Ltd., Escrow Receipt	490,216	05/12	$0	$1,257,404	$2.57	0.18%	—	—

5. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended July 31, 2012:

	Affiliate						Affiliate
	Value at	Purchased		Sold		Dividend	Value at	Realized
	10/31/11	Cost	Shares/Par	Cost	Shares/Par	Income	7/31/12	Gain/Loss
BG Medicine Inc., Common Stock	$8,743,852	—	—	$774,087	71,453	—	$11,467,262	$(251,919)
First Interstate BancSystem Inc., Class A Shares	11,910,672	—	—	668,929	42,300	$335,952	12,969,000	(72,092)
Syncora Holdings Ltd.	1,292,031	—	—	—	—	—	1,000,282	—

	$21,946,555	—		$1,443,016		$335,952	$25,436,544	$(324,011)

6. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President

Date:	September 26, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 26, 2012